Income Taxes - Summary Of Differences Between Income Tax Rates And The Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Differences Between Income Taxes Expected At US Statutory Income Tax Rates And The Income Tax Provision [Line Items]
Income taxes computed at U.S. federal statutory rate					$ (15.3)	$ 1.1	$ 2.4
Foreign operations subject to different income tax rates					6.8	5.0	7.1
State income tax					5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities					4.7	(4.7)	(9.2)
Permanent differences					0.1	2.1	0.0
Nondeductible share-based compensation					1.2	1.8	(2.7)
Nondeductible officers compensation					7.7	9.8	5.1
Non-controlling interest in partnerships					18.6	1.8	3.7
Foreign derived intangible income					(2.4)	(1.4)	0.0
Other					2.7	1.7	1.5
Changes in valuation allowance					4.2	(2.3)	5.9
Total provision for income taxes	$ 3.2	$ 6.3	$ 13.3	$ 16.7	34.2	14.3	17.3
Starz Business of Lions Gate Entertainment Corp
Schedule Of Differences Between Income Taxes Expected At US Statutory Income Tax Rates And The Income Tax Provision [Line Items]
Income taxes computed at U.S. federal statutory rate					(196.0)	(284.4)	(4.8)
Foreign operations subject to different income tax rates					1.1	0.3	(0.9)
State income tax					(15.0)	(2.2)	5.7
Remeasurements of originating deferred tax assets and liabilities					47.6	(0.4)	(1.0)
Permanent differences					0.1	(0.3)	1.6
Excess tax benefit on share based compensation					0.0	0.0	(0.6)
Income tax effects of goodwill and intangible asset impairments					64.5	196.5	0.0
Uncertain tax positions					(70.3)	5.0	3.2
Other					0.0	0.8	0.0
Changes in valuation allowance					39.1	66.4	3.9
Total provision for income taxes			$ (8.6)	$ (89.1)	$ (128.9)	$ (18.3)	$ 7.1